Expense Example, No Redemption {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2025 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2025 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 647
3 Years	801
5 Years	967
10 Years	1,442
Fidelity Advisor Freedom Blend 2025 Fund- Class M
Expense Example, No Redemption:
1 Year	448
3 Years	657
5 Years	882
10 Years	1,522
Fidelity Advisor Freedom Blend 2025 Fund- Class C
Expense Example, No Redemption:
1 Year	153
3 Years	474
5 Years	817
10 Years	1,781
Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	278
10 Years	617
Fidelity Advisor Freedom Blend 2025 Fund- Class Z
Expense Example, No Redemption:
1 Year	41
3 Years	128
5 Years	223
10 Years	$ 494